CONSOLIDATED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit Class A common stock	Accumulated deficit	Class A common stock	Total
Balance at the beginning at Dec. 31, 2021	$ 287	$ 24,713		$ (11,371)		$ 13,629
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement units including over-allotment	$ 37	3,759,963				3,760,000
Sale of private placement units including over-allotment (in shares)	376,000
Proceeds allocated to public warrants, net of offering costs		3,533,617				3,533,617
Reduction of carrying value to redemption value due to tax		(5,712,733)		(1,149,975)		(6,862,708)
Net income (loss)				(700,925)		(700,925)
Balance at the end at Dec. 31, 2022	$ 324	1,605,560		(1,862,271)		(256,387)
Balance at the end (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forward purchase agreement		(430,021)				(430,021)
Excise tax liability arising from redemption of shares		(1,094,366)				(1,094,366)
Reduction of carrying value to redemption value due to tax		(81,173)		(89,488)		(170,661)
Net income (loss)				(171,611)		(171,611)
Balance at the end at Mar. 31, 2023	$ 324			(2,123,370)		(2,123,046)
Balance at the end (in shares) at Mar. 31, 2023	3,251,000
Balance at the beginning at Dec. 31, 2022	$ 324	1,605,560		(1,862,271)		(256,387)
Balance at the beginning (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forward purchase agreement		(430,021)				(430,021)
Excise tax liability arising from redemption of shares		(1,094,366)		(48,930)		(1,143,296)
Reduction of carrying value to redemption value due to tax		$ (81,173)		(256,810)		(337,983)
Net income (loss)				(1,034,593)		(1,034,593)
Balance at the end at Dec. 31, 2023	$ 324			(3,202,604)		(3,202,280)
Balance at the end (in shares) at Dec. 31, 2023	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excise tax liability arising from redemption of Shares			$ (3,274)		$ (3,274)
Reduction of carrying value to redemption value due to tax				17,000		17,000
Net income (loss)				408,380		408,380
Balance at the end at Mar. 31, 2024	$ 324			$ (2,780,498)		$ (2,780,174)
Balance at the end (in shares) at Mar. 31, 2024	3,251,000